Investments accounted for using the equity method (Tables)	12 Months Ended
Jun. 30, 2019
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Summary of Ownership Interest in Equity Accounted Investments

Significant interests in equity accounted investments of the Group are those with the most significant contribution to the Group’s net profit or net assets. The Group’s ownership interest in equity accounted investments results are listed in the table below. For a complete list of the Group’s associates and joint ventures, refer to Exhibit 8.1 – List of Subsidiaries.

Significant associates and joint ventures	Country of incorporation/ principal place of business	Associate or joint venture	Principal activity	Reporting date	Ownership interest
					2019%	2018%
Cerrejón	Anguilla/ Colombia/ Ireland	Associate	Coal mining in Colombia	31 December	33.33	33.33
Compañía Minera Antamina S.A. (Antamina)	Peru	Associate	Copper and zinc mining	31 December	33.75	33.75
Samarco Mineração S.A. (Samarco)	Brazil	Joint venture	Iron ore mining	31 December	50.00	50.00

Summary of Movements of Investments Accounted for using the Equity Method

The movement for the year in the Group’s investments accounted for using the equity method is as follows:

Year ended 30 June 2019 US$M	Investment in associates	Investment in joint ventures	Total equity accounted investments
At the beginning of the financial year	2,473	–	2,473
(Loss)/profit from equity accounted investments, related impairments and expenses (1)	399	(945)	(546)
Investment in equity accounted investments	207	96	303
Dividends received from equity accounted investments	(510)	–	(510)
Other	–	849	849

At the end of the financial year	2,569	–	2,569

(1)

US$(945) million represents US$(96) million share of loss from US$(96) million funding provided during the period and US$(849) million movement in provisions related to the Samarco dam failure including US$(579) million change in estimate, US$(7) million exchange translation and US$(263) million Samarco Germano dam decommissioning provision. Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

Summary of Financial Information of Significant Equity Accounted Investments

The following table summarises the financial information relating to each of the Group’s significant equity accounted investments. BHP Billiton Brasil’s 50 per cent portion of Samarco’s commitments, for which BHP Billiton Brasil has no funding obligation, is US$250 million (2018: US$550 million).

	Associates			Joint ventures
2019 US$M	Antamina	Cerrejón	Individually immaterial (1)	Samarco (2)		Individually immaterial	Total
Current assets	1,065	845		290	(3)
Non-current assets	4,495	2,664		6,103
Current liabilities	(498)	(344)		(6,704	) (4)
Non-current liabilities	(1,076)	(801)		(5,830)

Net assets/(liabilities) – 100%	3,986	2,364		(6,141)

Net assets/(liabilities) – Group share	1,345	788		(3,071)
Adjustments to net assets related to accounting policy adjustments	–	65		366	(5)
Impairment of the carrying value of the investment in Samarco	–	–		(525	) (6)
Additional share of Samarco losses	–	–		3,145	(7)
Unrecognised losses	–	–		85	(8)

Carrying amount of investments accounted for using the equity method	1,345	853	371	–		–	2,569

Revenue – 100%	3,203	2,094		24
Profit/(loss) from Continuing operations – 100%	1,168	309		(2,166	) (9)

Share of operating profit/(loss) of equity accounted investments	394	103		(1,075)
Additional share of Samarco losses	–	–		108
Unrecognised losses	–	–		22	(8)

(Loss)/profit from equity accounted investments, related impairments and expenses	394	103	(98)	(945)		–	(546)

Comprehensive income/(loss) – 100%	1,168	309		(2,166)

Share of comprehensive income/(loss) – Group share in equity accounted investments	394	103	(98)	(945)		–	(546)

Dividends received from equity accounted investments	361	134	15	–		–	510

	Associates			Joint ventures
2018 US$M	Antamina	Cerrejón	Individually immaterial (1)	Samarco (2)		Individually immaterial	Total
Current assets	1,099	1,187		79	(3)
Non-current assets	4,385	2,485		6,023
Current liabilities	(532)	(585)		(5,811	) (4)
Non-current liabilities	(1,064)	(663)		(4,265)

Net assets/(liabilities) – 100%	3,888	2,424		(3,974)

Net assets/(liabilities) – Group share	1,312	808		(1,987)
Adjustments to net assets related to accounting policy adjustments	1	75		357	(5)
Impairment of the carrying value of the investment in Samarco	–	–		(525	) (6)
Additional share of Samarco losses	–	–		2,092	(7)
Unrecognised losses	–	–		63	(8)

Carrying amount of investments accounted for using the equity method	1,313	883	277	–		–	2,473

Revenue – 100%	3,866	2,453		30
Profit/(loss) from Continuing operations – 100%	1,613	576		(1,558	) (9)

Share of operating profit/(loss) of equity accounted investments	544	192		(823)
Additional share of Samarco losses	–	–		251
Unrecognised losses	–	–		63	(8)

Profit/(loss) from equity accounted investments, related impairments and expenses	544	192	(80)	(509)		–	147

Comprehensive income/(loss) – 100%	1,613	576		(1,558)

Share of comprehensive income/(loss) – Group share in equity accounted investments	544	192	(80)	(509)		–	147

Dividends received from equity accounted investments	496	181	16	–		–	693

	Associates			Joint ventures
2017 US$M	Antamina	Cerrejón	Individually immaterial	Samarco (2)		Individually immaterial	Total
Revenue – 100%	2,905	2,247		28
Profit/(loss) from Continuing operations – 100%	1,010	388		(1,520	) (9)

Share of operating profit/(loss) of equity accounted investments	341	129		(760)
Additional share of Samarco losses	–	–		588

Profit/(loss) from equity accounted investments, related impairments and expenses	341	129	(26)	(172)		–	272

Comprehensive income/(loss) – 100%	1,010	388		(1,520)

Share of comprehensive income/(loss) – Group share in equity accounted investments	341	129	(26)	(172)		–	272

Dividends received from equity accounted investments	425	163	32	–		–	620

(1)

The unrecognised share of profit for the period was US$15 million (2018: unrecognised share of loss for the period was US$56 million), which decreased the cumulative losses to US$181 million (2018: increase to US$196 million).

(2)

Refer to note 4 ‘Significant events – Samarco dam failure’ for further information regarding the financial impact of the Samarco dam failure in November 2015 on BHP Billiton Brasil’s share of Samarco’s losses.

(3)	Includes cash and cash equivalents of US$246 million (2018: US$23 million).

(4)	Includes current financial liabilities (excluding trade and other payables and provisions) of US$5,510 million (2018: US$5,066 million).

(5)	Relates mainly to dividends declared by Samarco that remain unpaid at balance date and which, in accordance with the Group’s accounting policy, are recognised when received not receivable.

(6)	In the year ended 30 June 2016 BHP Billiton Brasil adjusted its investment in Samarco to US$ nil (resulting from US$(655) million share of loss from Samarco and US$(525) million impairment).

(7)

BHP Billiton Brasil has recognised accumulated additional share of Samarco losses of US$(3,145) million resulting from US$(310) million share of loss from funding provided to Samarco and US$(2,835) million from provisions relating to the Samarco dam failure, including US$(319) million recognised as net finance costs.

(8)	Share of Samarco’s losses for which BHP Billiton Brasil does not have an obligation to fund.

(9)

Includes depreciation and amortisation of US$85 million (2018: US$73 million; 2017: US$88 million), interest income of US$22 million (2018: US$31 million; 2017: US$57 million), interest expense of US$342 million (2018: US$385 million; 2017: US$473 million) and income tax benefit/(expense) of US$52 million (2018: US$(154) million; 2017: US$(851) million).